Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Remaining Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

December 31, 2025
Non-derivative financial liabilities	Carrying Amount		Contractual cash flows		Within 1 year		After 1 year but within 5 years
Payables	US$	126,286,413	US$	(126,286,413)	US$	(126,286,413)	US$	-
Lease liabilities		1,245,322		(1,409,554)		(646,325)		(763,229)
	US$	127,531,735	US$	(127,695,967)	US$	(126,932,738)	US$	(763,229)

December 31, 2024
Non-derivative financial liabilities	Carrying amount		Contractual cash flows		Within 1 year		After 1 year but within 5 years
Payables	US$	84,201,128	US$	(84,419,528)	US$	(84,419,528)	US$	-
Lease liabilities		1,099,038		(1,243,546)		(482,915)		(760,631)
	US$	85,300,166	US$	(85,663,074)	US$	(84,902,443)	US$	(760,631)

Schedule of Financial Assets and Financial Liabilities

The carrying amounts of financial assets and financial liabilities in the statement of financial position are as follows.

	Carrying amount
	Amortised cost		Other financial liabilities		Total
December 31, 2025
Financial assets not measured at fair value
Receivables	US$	22,243,647	US$	-	US$	22,243,647
Cash and cash equivalents		14,670,545		-		14,670,545
Refundable deposits		79,154		-		79,154
	US$	36,993,346	US$	-	US$	36,993,346
	Carrying amount
	Amortised cost		Other financial liabilities		Total
December 31, 2024
Financial assets not measured at fair value
Receivables	US$	532,268	US$	-	US$	532,268
Cash and cash equivalents		15,043,201		-		15,043,201
Refundable deposits		74,330		-		74,330
	US$	15,649,799	US$	-	US$	15,649,799